Compensation of the Management Board and the supervisory board - Compensation of the Management Board (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) EquityInstruments	Dec. 31, 2020 EUR (€) EquityInstruments	Dec. 31, 2019 EUR (€)
Key management personnel
Service cost	€ 37,409	€ 40,213	€ 30,070
MB LTIP 2020
Key management personnel
Number of shares allocated | EquityInstruments	192,446	159,607
General Partner | MB LTIP 2020
Key management personnel
Number of shares allocated | EquityInstruments	192,446	159,607
General Partner | Management Board
Key management personnel
Key management compensation, local country	€ 26,833	€ 27,853
Non-performance-related compensation	9,531	9,942
Short-term performance related compensation	6,819	8,069
Long term incentive effects, local country	10,483	9,842
Service cost	5,146	5,749
Long term incentive effects	5,119	9,215
Key management compensation	26,615	32,975
Liabilities and provisions	54,626	50,859
General Partner | Management Board | Former members
Key management personnel
Key management compensation	629	629
Pension obligation	€ 49,274	€ 36,587